Cash and Cash Equivalents and Pledged Bank Deposits - Schedule of Cash and Cash Equivalents and Pledged Bank Deposits (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cash and Cash Equivalents and Pledged Bank Deposits [Abstract]
Cash and bank balances	$ 19,158,652	$ 23,005,589
Time deposits	12,211,790	19,701,267
Total	31,370,442	42,706,856
Less: Pledged bank deposits	(185,146)	(185,336)
Cash and cash equivalents	$ 31,185,296	$ 42,521,520	$ 68,641,016	$ 24,077,695